Note 17 - Scheduled Maturities of Financial Liabilities	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
NOTE 17.	SCHEDULED MATURITIES OF FINANCIAL LIABILITIES

[US$ thousands]	Less than	1 to 3	Over 3
As of December 31, 2018	12 months	years	years	Total
Non-current
Lease liabilities and other loans (Notes 12 and 13) including interest	-	2,194	158	2,352
Other liabilities	-	-	212	212
Current
Trade and other payables (Note 22)	17,957	-	-	17,957
Lease liabilities and other loans (Notes 12 and 13) including interest	2,591	-	-	2,591
Other liabilities (Note 15)	9,701	-	-	9,701
Total financial liabilities including interest	30,249	2,194	370	32,813

[US$ thousands]	Less than	1 to 3	Over 3
As of December 31, 2019	12 months	years	years	Total
Non-current
Lease liabilities (Note 12)	-	7,681	1,247	8,928
Interest-bearing loans (Note 13) including interest	-	1,840	-	1,840
Other liabilities	-	-	137	137
Current
Trade and other payables (Note 22)	57,125	-	-	57,125
Lease liabilities (Note 12)	4,930	-	-	4,930
Interest-bearing loans (Note 13) including interest	43,303	-	-	43,303
Other liabilities (Note 15)	15,142	-	-	15,142
Total financial liabilities including interest	120,500	9,521	1,384	131,405